UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405

Name of Fund: BlackRock Balanced Capital Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%                              450,000  Honeywell International, Inc.                       $   27,706,500
                                                        450,000  United Technologies Corp.                               34,443,000
                                                                                                                     --------------
                                                                                                                         62,149,500
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                          225,000  FedEx Corp.                                             20,063,250
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                                      400,000  Harley-Davidson, Inc.                                   18,684,000
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.9%                                        400,000  Anheuser-Busch Cos., Inc.                               20,936,000
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.4%                                450,000  Masco Corp.                                              9,724,500
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.7%                                  775,000  The Bank of New York Mellon Corp.                       37,789,000
                                                        250,000  Legg Mason, Inc.                                        18,287,500
                                                        500,000  Morgan Stanley                                          26,555,000
                                                                                                                     --------------
                                                                                                                         82,631,500
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                        600,000  E.I. du Pont de Nemours & Co.                           26,454,000
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%                       1,200,000  Cisco Systems, Inc. (a)                                 32,484,000
                                                        100,000  Juniper Networks, Inc. (a)                               3,320,000
                                                        900,000  Motorola, Inc.                                          14,436,000
                                                                                                                     --------------
                                                                                                                         50,240,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.8%                          700,000  Hewlett-Packard Co.                                     35,336,000
                                                        275,000  International Business Machines Corp.                   29,727,500
                                                      1,100,000  Sun Microsystems, Inc. (a)                              19,943,000
                                                                                                                     --------------
                                                                                                                         85,006,500
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                                 400,000  Discover Financial Services, Inc.                        6,032,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.9%                   300,000  Citigroup, Inc.                                          8,832,000
                                                        800,000  JPMorgan Chase & Co.                                    34,920,000
                                                                                                                     --------------
                                                                                                                         43,752,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.4%           600,000  AT&T Inc.                                               24,936,000
                                                        700,000  Verizon Communications, Inc.                            30,583,000
                                                                                                                     --------------
                                                                                                                         55,519,000
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                                  250,000  Tyco Electronics Ltd.                                    9,282,500
Instruments - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.0%                      200,000  Schlumberger Ltd.                                       19,674,000
                                                         95,000  Transocean, Inc. (a)                                    13,599,250
                                                        500,000  Weatherford International Ltd. (a)                      34,300,000
                                                                                                                     --------------
                                                                                                                         67,573,250
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%                         250,000  Wal-Mart Stores, Inc.                                   11,882,500
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.2%                                    300,000  Cadbury Schweppes Plc (b)                               14,811,000
                                                        240,000  General Mills, Inc.                                     13,680,000
                                                         75,000  Nestle SA Registered Shares                             34,439,272
                                                        900,000  Unilever NV (b)                                         32,814,000
                                                                                                                     --------------
                                                                                                                         95,744,272
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                                   625,000  Baxter International, Inc.                              36,281,250
& Supplies - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                                   100,000  AmerisourceBergen Corp.                                  4,487,000
& Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%                    600,000  McDonald's Corp.                                        35,346,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%                               300,000  Sony Corp. (b)                                          16,290,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.6%                               525,000  Kimberly-Clark Corp.                                    36,403,500
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                      650,000  Accenture Ltd. Class A                                  23,419,500
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.3%                         275,000  3M Co.                                                  23,188,000
                                                      1,000,000  General Electric Co.                                    37,070,000
                                                        525,000  Textron, Inc.                                           37,432,500
                                                                                                                     --------------
                                                                                                                         97,690,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.2%                                        500,000  ACE Ltd.                                                30,890,000
                                                        600,000  American International Group, Inc.                      34,980,000

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        350,000  Prudential Financial, Inc.                          $   32,564,000
                                                        350,000  RenaissanceRe Holdings Ltd.                             21,084,000
                                                                                                                     --------------
                                                                                                                        119,518,000
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.9%                     850,000  Yahoo! Inc. (a)                                         19,771,000
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                                        500,000  Dover Corp.                                             23,045,000
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                                            750,000  CBS Corp. Class B                                       20,437,500
                                                        600,000  Comcast Corp. Special Class A (a)                       10,872,000
                                                        250,000  Walt Disney Co.                                          8,070,000
                                                                                                                     --------------
                                                                                                                         39,379,500
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                                  450,000  Alcoa, Inc.                                             16,447,500
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.6%                      375,000  Devon Energy Corp.                                      33,341,250
                                                        200,000  EnCana Corp.                                            13,592,000
                                                        200,000  Exxon Mobil Corp.                                       18,738,000
                                                        450,000  Murphy Oil Corp.                                        38,178,000
                                                                                                                     --------------
                                                                                                                        103,849,250
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.9%                          200,000  International Paper Co.                                  6,476,000
                                                        400,000  MeadWestvaco Corp.                                      12,520,000
                                                                                                                     --------------
                                                                                                                         18,996,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.8%                                1,050,000  Bristol-Myers Squibb Co.                                27,846,000
                                                        350,000  Pfizer, Inc.                                             7,955,500
                                                        700,000  Schering-Plough Corp.                                   18,648,000
                                                        725,000  Wyeth                                                   32,037,750
                                                                                                                     --------------
                                                                                                                         86,487,250
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.1%         125,000  Applied Materials, Inc.                                  2,220,000
                                                        350,000  Broadcom Corp. Class A (a)                               9,149,000
                                                        800,000  Intersil Corp. Class A                                  19,584,000
                                                      1,800,000  Micron Technology, Inc. (a)(e)                          13,050,000
                                                        100,000  Texas Instruments, Inc.                                  3,340,000
                                                                                                                     --------------
                                                                                                                         47,343,000
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.6%                                         350,000  Electronic Arts, Inc. (a)                               20,443,500
                                                      1,050,000  Microsoft Corp.                                         37,380,000
                                                                                                                     --------------
                                                                                                                         57,823,500
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.7%                                 500,000  Home Depot, Inc.                                        13,470,000
                                                        100,000  Limited Brands, Inc.                                     1,893,000
                                                                                                                     --------------
                                                                                                                         15,363,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $1,022,891,331) - 64.5%                      1,463,615,522
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Beneficial
                                                       Interest  Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $ 609,000,000  Master Total Return Portfolio of
                                                                 Master Bond LLC (c)                                    777,882,486
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Mutual Funds (Cost - $779,138,250) - 34.3%       777,882,486
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                     27,690,989  BlackRock Liquidity Series,
                                                                 LLC Cash Sweep Series, 5.04% (c)(f)                     27,690,989
                                                      6,750,000  BlackRock Liquidity Series, LLC
                                                                 Money Market Series, 4.78% (c)(d)(f)                     6,750,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $34,440,989) - 1.5%                             34,440,989
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments
                                                                 (Cost - $1,836,470,570*) - 100.3%                    2,275,938,997

                                                                 Liabilities in Excess of Other Assets - (0.3%)          (6,628,590)
                                                                                                                     --------------
                                                                 Net Assets - 100.0%                                 $2,269,310,407
                                                                                                                     ==============

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                            $ 1,847,905,551
                                                                ===============
      Gross unrealized appreciation                             $   479,013,227
      Gross unrealized depreciation                                 (50,979,781)
                                                                ---------------
      Net unrealized appreciation                               $   428,033,446
                                                                ===============
(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                                                       Net              Interest
      Affiliate                                                     Activity             Income
      ---------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series           $  3,014,708         $    383,843
      BlackRock Liquidity Series, LLC Money Market Series         $ (4,050,000)        $      7,040
      Master Total Return Portfolio of Master Bond LLC                      --         $ 11,862,544
      ---------------------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Represents the current yield as of December 31, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpose of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Balanced Capital Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Balanced Capital Fund, Inc.

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Balanced Capital Fund, Inc.

Date: February 21, 2008